Summary of Significant Accounting Policies (Narrative) (Details) - 12 months ended Jan. 31, 2015	USD ($) mo
Summary Of Significant Accounting Policies 1	50.00%
Summary Of Significant Accounting Policies 2	$ 25,930
Summary Of Significant Accounting Policies 3	41,696
Summary Of Significant Accounting Policies 4	91,000
Summary Of Significant Accounting Policies 5	104,580
Summary Of Significant Accounting Policies 6	38,278
Summary Of Significant Accounting Policies 7	60,011
Summary Of Significant Accounting Policies 18	15,476,300
Summary Of Significant Accounting Policies 19	$ 1,209,300
Summary Of Significant Accounting Policies 20	18.00%
Summary Of Significant Accounting Policies 22 | mo	12